Note 2 - Equity Compensation Plans and Capital Stock (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Nonvested Restricted Stock Shares Activity [Table Text Block]
		Weighted
		Average Grant
	Number of	Date Fair Value
	Shares	Per Share
Unvested at March 31, 2023	100,366	$6.08
Granted	4,487	15.61
Vested	(40,366)	6.27
Unvested at March 31, 2024	64,487	$6.62
Granted	4,026	14.90
Vested	(50,487)	7.12
Unvested at March 31, 2025	18,026	$7.07